Himax Technologies, Inc. (the Parent Company only) (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income	$ 63,903	$ 55,924	$ 50,138
Adjustments to reconcile net income to net cash povided by operating activities:
Gain on sale of investment securities	(10,502)	0	0
Cash flows from investing activities:
Purchases of investment securities	0	(9,189)	(3)
Disposals of investment securities	19,691	0	0
Cash flows from financing activities:
Distribution of cash dividends	(46,042)	(42,394)	(10,680)
Proceeds from borrowing of short-term debt	417,500	352,320	304,000
Repayment of short-term debt	(393,000)	(319,820)	(315,200)
Acquisitions of ordinary shares for retirement	0	0	(8,886)
Net increase (decrease) in cash	58,146	(11,417)	32,573
Cash and cash equivalents at beginning of year	127,320	138,737	106,164
Cash and cash equivalents at end of year	185,466	127,320	138,737
Supplemental disclosures of cash flow information:
Interest paid during the year	592	401	352
Income taxes paid during the year	13,311	3,272	456
Parent Company [Member]
Cash flows from operating activities:
Net income	66,598	61,476	51,596
Adjustments to reconcile net income to net cash povided by operating activities:
Equity in earnings from subsidiaries	(49,656)	(59,402)	(54,929)
Gain on sale of investment securities	(10,743)	0	0
Changes in operating assets and liabilities:
Other current assets	(775)	(77)	311
Other current liabilities	(5)	57	1,637
Net cash provided by (used in) operating activities	5,419	2,054	(1,385)
Cash flows from investing activities:
Purchases of investment securities	0	(4,000)	0
Disposals of investment securities	14,743	0	0
Purchases of equity method investments	0	(60)	0
Proceeds from capital reduction of investments	1,168	0	0
Net cash provided by (used in) investing activities	15,911	(4,060)	0
Cash flows from financing activities:
Distribution of cash dividends	(46,042)	(42,394)	(10,680)
Proceeds from borrowing of short-term debt	370,500	295,320	266,000
Repayment of short-term debt	(346,000)	(262,820)	(277,200)
Investment returned from subsidiaries	11	0	56,836
Proceeds from issue of RSUs from subsidiaries	6,754	9,212	1,306
Proceeds from (repayment of) debt from a subsidiary	(6,449)	1,881	(25,500)
Acquisitions of ordinary shares for retirement	0	0	(8,886)
Net cash provided by (used in) financing activities	(21,226)	1,199	1,876
Net increase (decrease) in cash	104	(807)	491
Cash and cash equivalents at beginning of year	268	1,075	584
Cash and cash equivalents at end of year	372	268	1,075
Supplemental disclosures of cash flow information:
Interest paid during the year	431	301	264
Income taxes paid during the year	$ 0	$ 0	$ 1